SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Class A Common Stock [Member]	Jul. 31, 2014 Subsequent Event [Member] Class A Common Stock [Member] COMMON STOCK [Member]
Subsequent Event [Line Items]
Issuance of common stock for services, shares		103,555,555	21,250,000
Issuance of common stock for services	$ 490,954	$ 124,500	$ 8,500
Issuance of common stock for notes payable conversions, shares			98,347,511
Debt, face amount			$ 41,164